Note 8 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued salaries, wages, benefits and bonus	$ 45,456	$ 65,581
Sales tax payable	4,409	877
Accrued accounting and legal fees		5,160
Customer deposit payable	580	36,540
Accrued interest	6,288	76,438
Royalty payable		262,500
Other accrued liabilities	32,997	41,860
	$ 89,730	$ 488,956